Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST INCOME
Loans receivable, including fees	$ 23,841	$ 24,576	$ 25,494
Securities: Taxable	2,032	1,662	1,950
Securities: Tax exempt	1,888	1,995	1,938
Other	7	26	32
Total interest income	27,768	28,259	29,414
INTEREST EXPENSE
Deposits	2,463	2,848	3,660
Short-term borrowings	77	66	53
Other borrowings	668	684	937
Total Interest Expense	3,208	3,598	4,650
Net Interest Income	24,560	24,661	24,764
PROVISION FOR LOAN LOSSES	1,680	2,400	2,450
Net Interest Income after Provision for Loan Losses	22,880	22,261	22,314
OTHER INCOME
Service charges and fees	2,350	2,412	2,237
Income from fiduciary activities	437	379	355
Net realized gains on sales of securities	1,170	881	1,419
Gains on sale of loans and servicing rights	132	112	211
Earnings and proceeds on bank owned life insurance	685	1,386	539
Other	336	445	445
Total other income	5,110	5,615	5,206
OTHER EXPENSES
Salaries and employee benefits	8,616	8,447	8,403
Occupancy	1,676	1,598	1,539
Furniture and equipment	441	538	456
Data processing related operations	929	891	897
Federal Deposit Insurance Corporation insurance assessment	420	444	398
Advertising	224	208	222
Professional fees	671	626	811
Postage and telephone	414	435	424
Taxes, other than income	649	710	599
Foreclosed real estate owned	1,555	567	217
Amortization of Intangible Assets	121	137	153
Other	2,011	2,104	1,962
Total other expenses	17,727	16,705	16,081
Income before Income Taxes	10,263	11,171	11,439
INCOME TAX EXPENSE	2,606	2,706	3,036
Net Income	$ 7,657	$ 8,465	$ 8,403
EARNINGS PER SHARE
BASIC EARNINGS PER SHARE	$ 2.10	$ 2.33	$ 2.33
DILUTED EARNINGS PER SHARE	$ 2.10	$ 2.33	$ 2.33